CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,515,799	$ 219,770	¥ 1,583,926
Restricted cash	696	101	781
Short-term investments	156,182	22,644	262,813
Accounts receivable (net of allowance for credit losses of RMB92,695 and RMB102,161 (US$14,812) as of December 31, 2021 and 2022, respectively)	283,774	41,143	170,305
Prepayments and other current assets, net	968,145	140,368	479,329
Due from related parties, net	199,099	28,867	101,333
Total current assets	3,123,695	452,893	2,598,487
Non-current assets
Property and equipment, net	58,727	8,515	101,794
Operating lease right-of-use assets	39,579	5,738	45,181
Intangible assets, net	8,430	1,222	10,052
Long-term investments	1,792,331	259,863	1,994,397
Due from related parties, net	3,840	557	111,335
Deferred tax assets	19,337	2,804	14,384
Other non-current assets	93,480	13,554	102,688
Total non-current assets	2,015,724	292,253	2,379,831
Total assets	5,139,419	745,146	4,978,318
Current liabilities (including current liabilities of the VIEs and VIEs' subsidiaries without recourse to the Company amounting to RMB184,078 and RMB224,762 (US$32,588) as of December 31, 2021 and 2022, respectively) (Note 1)
Accounts payable	132,994	19,282	134,879
Accrued expenses and other current liabilities	1,586,769	230,060	1,137,348
Due to related parties	23,629	3,426	37,760
Income tax payable	35,135	5,094	43,907
Total current liabilities	1,778,527	257,862	1,353,894
Non-current liabilities (including non-current liabilities of the VIEs and VIEs' subsidiaries without recourse to the Company amounting to RMB7,947 and RMB2,339 (US$339) as of December 31, 2021 and 2022, respectively) (Note 1)
Deferred tax liabilities	55,770	8,086	58,564
Other non-current liabilities	200,336	29,046	205,717
Total non-current liabilities	256,106	37,132	264,281
Total liabilities	2,034,633	294,994	1,618,175
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	2,688,571	389,806	2,685,544
Retained earnings/(Accumulated losses)	(9,424)	(1,366)	505,085
Accumulated other comprehensive income	353,948	51,318	88,262
Total shareholders' equity	3,033,331	439,792	3,279,126
Noncontrolling interests	71,455	10,360	81,017
Total shareholders' equity	3,104,786	450,152	3,360,143
Total liabilities and shareholders' equity	5,139,419	745,146	4,978,318
Common Class A [Member]
Shareholders' equity
Ordinary shares	80	12	79
Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 156	$ 22	¥ 156